schedule of expected contractual maturities (Details) - EUR (€) € in Thousands		Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
IfrsStatementLineItems [Line Items]
Carrying amount		€ 10,791	€ 12,394
Contractual cash flows		10,848	11,583
Derivative financial instruments			6,340	€ 765
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments		483	108
Later than two year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments			48
Later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments		10,365
Warrants [member]
IfrsStatementLineItems [Line Items]
Carrying amount	[1]		177
Contractual cash flows	[1]
Derivative financial instruments	[1]
Warrants [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	[1]
Warrants [member] | Later than two year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	[1]
Warrants [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	[1]
Trade payables [member]
IfrsStatementLineItems [Line Items]
Carrying amount		1,375	2,838
Contractual cash flows		1,375	2,838
Derivative financial instruments		1,375	2,838
Trade payables [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Trade payables [member] | Later than two year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Trade payables [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Amounts owed to related parties [member]
IfrsStatementLineItems [Line Items]
Carrying amount			5,086
Contractual cash flows			5,086
Derivative financial instruments
Amounts owed to related parties [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Amounts owed to related parties [member] | Later than two year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Amounts owed to related parties [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Loans and borrowings [member]
IfrsStatementLineItems [Line Items]
Carrying amount		1,757	1,938
Contractual cash flows		1,757	1,938
Derivative financial instruments		1,757	1,938
Loans and borrowings [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Loans and borrowings [member] | Later than two year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Loans and borrowings [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Other payables [member]
IfrsStatementLineItems [Line Items]
Carrying amount		7,038	1,000
Contractual cash flows		7,038	1,000
Derivative financial instruments		7,038	1,000
Other payables [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Other payables [member] | Later than two year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Other payables [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying amount		440	273
Contractual cash flows		497	275
Derivative financial instruments		195	119
Lease liabilities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments		302	108
Lease liabilities [member] | Later than two year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments			48
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Convertible instruments [member]
IfrsStatementLineItems [Line Items]
Carrying amount	[1]	181	636
Contractual cash flows	[1]	181
Derivative financial instruments	[1]
Convertible instruments [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	[1]	181
Convertible instruments [member] | Later than two year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	[1]
Convertible instruments [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	[1]

[1]	contractual cash flows for warrants and convertible promissory notes are €nil because both instruments will be settled in shares.